Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 102,121,091.00
Previously Paid Amount	0.00
Total Fee Amount	14,102.93
Total Offset Amount	0.00
Net Fee	$ 14,102.93